Organization and principal activities (Details) - Segment	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2023	Mar. 31, 2022
Organization and principal activities
Number of operating segment	4	7	7
Number of reportable segment	4	7	7